PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Aug. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

9. PROPERTY, PLANT AND EQUIPMENT

				GROWING &
			CONSTRUCTION	PROCESSING
	LAND	BUILDINGS	IN PROCESS	EQUIPMENT	OTHER	TOTAL

Cost

Balance, August 31, 2017	$1,440	$14,150	$22,200	$7,908	$2,304	$48,002

Additions	765	15,536	34,851	4,986	791	56,929

Construction completed	-	17,415	(45,058)	27,609	34	-

Disposals	-	-	-	(10)	(42)	(52)

Included in assets for sale	-	-	-	-	(165)	(165)

Balance, August 31, 2018	$2,205	$47,101	$11,993	$40,493	$2,922	$104,714

Accumulated depreciation

Balance, August 31, 2017	$-	$(816)	$-	$(1,114)	$(726)	$(2,656)

Depreciation	-	(1,181)	-	(1,844)	(479)	(3,504)

Disposals	-	-	-	2	6	8

Included in assets for sale	-	-	-	-	77	77

Balance, August 31, 2018	$-	$(1,997)	$-	$(2,956)	$(1,122)	$(6,075)

Cost

Balance, August 31, 2018	$2,205	$47,101	$11,993	$40,493	$2,922	$104,714

Additions	6	15,753	105,512	5,554	3,366	130,191

Construction completed	-	8,042	(51,990)	42,698	1,250	-

Disposals	-	(122)	-	(201)	-	(323)

Impairment loss	-	-	-	(613)	-	(613)

Balance, August 31, 2019	$2,211	$70,774	$65,515	$87,931	$7,538	$233,969

Accumulated depreciation

Balance, August 31, 2018	$-	$(1,997)	$-	$(2,956)	$(1,122)	$(6,075)

Depreciation	-	(2,245)	-	(5,679)	(946)	(8,870)

Disposals	-	5	-	17	-	22

Balance, August 31, 2019	$-	$(4,237)	$-	$(8,618)	$(2,068)	$(14,923)

Net book value

August 31, 2018	$2,205	$45,104	$11,993	$37,537	$1,800	$98,639

August 31, 2019	$2,211	$66,537	$65,515	$79,313	$5,470	$219,046

Most of the additions during the year-ended August 31, 2019 were related to the Company’s expansion located at 35 English Drive, while the remainder were related to purchases of packaging equipment and IT system upgrades to facilitate recreational cannabis sales.

During the year ended August 31, 2019 certain growing and processing equipment was identified as being impaired either as a result of it being obsolete or inefficient and costly for production use. This equipment was impaired to a carrying value of $nil.

The following table reconciles additions of property, plant and equipment per the above table to the purchases of property, plant and equipment per the statements of cash flows:

	AUGUST 31, 2019	AUGUST 31, 2018

Additions	$130,191	$56,929
Acquisitions related to discontinued operations	-	(32)
Net change in accounts payable and accrued liabilities related to purchases of PP&E	(21,427)	(462)
Purchase of property, plant and equipment	$108,764	$56,435